CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net sales
Net sales	[1]	$ 14,052	$ 15,921	$ 24,310
Cost of net sales
Cost of net sales		11,385	16,996	20,781
Gross profit (loss)		2,667	(1,075)	3,529
Operating expenses:
Selling, general and administrative	[2]	2,292	(2,642)	18,689
Research and development		4,762	6,886	8,083
Total operating expenses		7,054	4,244	26,772
Operating loss		(4,387)	(5,319)	(23,243)
Interest income		2,154	1,136	990
Interest expense				(10)
Other income (expense), net		(706)	1,649	(2,166)
Investment impairment				(1,029)
Loss before income taxes		(2,939)	(2,534)	(25,458)
Income tax benefit (expense)		(2,063)	(3,294)	1,782
Net loss		$ (5,002)	$ (5,828)	$ (23,676)
Net loss per share Basic	[3]	$ (0.55)	$ (0.65)	$ (2.64)
Net loss per share Diluted	[3]	$ (0.55)	$ (0.65)	$ (2.64)
Weighted average shares outstanding-Basic	[3]	9,056	9,007	8,970
Weighted average shares outstanding-Diluted	[3]	9,056	9,007	8,970
Net loss		$ (5,002)	$ (5,828)	$ (23,676)
Other comprehensive income (loss), net of tax
Net change in cumulative translation adjustment		(6,495)	(3,726)	1,560
Comprehensive loss		(11,497)	(9,554)	(22,116)
Products
Net sales
Net sales	[1]	2,284	2,323	12,385
Cost of net sales
Cost of net sales		2,902	6,681	11,148
Services
Net sales
Net sales	[1]	11,768	13,598	11,925
Cost of net sales
Cost of net sales		$ 8,483	$ 10,315	$ 9,633

[1]	Revenue recognized for the years ended December 31, 2022, 2021 and 2020 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.3 million, $0.4 million and $1.2 million, respectively.
[2]	Allowances for (reversals of) credit losses of ($3.5 million), ($9.2 million) and $9.4 million were recognized as selling expenses in 2022, 2021 and 2020, respectively.
[3]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022. Net loss per share attributable to UTStarcom Holding Corp. (basic and diluted) for 2021 and 2020 have been recomputed to reflect retroactively the one-for-four reverse share split.